Material accounting policies (Details) - Schedule of Amounts Paid With Its Defined Contribution Plan - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Paid With Its Defined Contribution Plan [Abstract]
Expenses related in respect of defined contribution plan	₪ 1,462	₪ 1,260	₪ 930